BNY Mellon Sustainable U.S. Equity Fund, Inc.
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5%
Banks — 7.6%
Bank of America Corp.	229,489	14,214,549
Fifth Third Bancorp	160,594	8,635,139
JPMorgan Chase & Co.	47,328	16,849,715
		39,699,403
Capital Goods — 11.4%
AECOM	58,484	3,943,576
AMETEK, Inc.	26,644	6,265,870
Carrier Global Corp.	74,922	4,361,959
Dover Corp.	21,496	4,175,168
GE Vernova, Inc.	11,404	10,246,836
Howmet Aerospace, Inc.	38,517	9,434,739
Hubbell, Inc.	15,068	6,825,804
Ingersoll Rand, Inc.	100,689	7,758,087
Trane Technologies PLC	13,662	6,071,393
		59,083,432
Commercial & Professional Services — 1.0%
Waste Management, Inc.	24,032	5,261,085
Consumer Discretionary Distribution & Retail — 4.6%
Amazon.com, Inc.(a)	91,567	23,786,360
Consumer Durables & Apparel — .8%
Ralph Lauren Corp.	12,494	4,334,169
Consumer Staples Distribution & Retail — 4.0%
Costco Wholesale Corp.	11,994	11,321,016
Walmart, Inc.	89,616	9,398,030
		20,719,046
Financial Services — 3.9%
Mastercard, Inc., Cl. A	18,236	10,746,657
The Goldman Sachs Group, Inc.	9,535	9,781,957
		20,528,614
Food, Beverage & Tobacco — 1.4%
Darling Ingredients, Inc.(a)	110,572	7,327,606
Health Care Equipment & Services — 2.8%
IDEXX Laboratories, Inc.(a)	8,221	4,576,548
UnitedHealth Group, Inc.	26,009	10,128,165
		14,704,713
Household & Personal Products — 1.1%
The Estee Lauder Companies, Inc., Cl. A	57,174	5,848,900
Insurance — 2.4%
Aon PLC, Cl. A	15,529	4,992,884
Assurant, Inc.	25,981	7,323,005
		12,315,889
Materials — 3.0%
Corteva, Inc.	62,642	5,301,392
International Paper Co.	124,333	4,715,951
Linde PLC	10,901	5,336,912
		15,354,255
Media & Entertainment — 5.3%
Alphabet, Inc., Cl. A	80,922	27,460,881

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 7.6%
Agilent Technologies, Inc.	48,915	7,511,387
Gilead Sciences, Inc.	65,551	9,592,733
Insmed, Inc.(a)	36,567	4,454,592
Thermo Fisher Scientific, Inc.	14,837	9,155,913
Vertex Pharmaceuticals, Inc.(a)	15,997	8,710,687
		39,425,312
Semiconductors & Semiconductor Equipment — 17.6%
Advanced Micro Devices, Inc.(a)	16,506	7,769,704
Marvell Technology, Inc.	28,031	5,933,041
Micron Technology, Inc.	7,564	7,251,834
NVIDIA Corp.	242,745	53,593,241
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,510	6,856,933
Texas Instruments, Inc.	37,614	9,813,869
		91,218,622
Software & Services — 10.5%
Crowdstrike Holdings, Inc., Cl. A(a)	22,180	5,123,580
Microsoft Corp.	71,497	36,269,713
Nutanix, Inc., Cl. A(a)	85,383	5,854,712
Synopsys, Inc.(a)	16,905	7,431,269
		54,679,274
Technology Hardware & Equipment — 10.7%
Apple, Inc.	114,187	36,180,151
NetApp, Inc.	27,802	5,151,433
TE Connectivity PLC	32,861	6,744,720
Western Digital Corp.	16,331	7,357,932
		55,434,236
Utilities — 2.8%
Constellation Energy Corp.	27,693	7,609,205
NextEra Energy, Inc.	86,579	7,128,915
		14,738,120
Total Equity Securities - Common Stocks (cost $279,692,181)		511,919,917

	1-Day Yield (%)
Investment Companies — 1.5%
Registered Investment Companies — 1.5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $7,908,309)	3.72	7,908,309	7,908,309
Total Investments (cost $287,600,490)		100.0%	519,828,226
Liabilities, Less Cash and Receivables		(.0%)	(168,958)
Net Assets		100.0%	519,659,268

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Sustainable U.S. Equity Fund, Inc.
August 31, 2026 (Unaudited)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	511,919,917	—	—	511,919,917
Investment Companies	7,908,309	—	—	7,908,309
	519,828,226	—	—	519,828,226

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At August 31, 2026, accumulated net unrealized appreciation on investments was $232,227,736, consisting of $240,199,128 gross unrealized appreciation and $7,971,392 gross unrealized depreciation.
At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.